[DECHERT LLP LETTERHEAD]

June 20, 2017

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Russell Investment Company
File Nos. 002-71299 and 811-03153

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Investment Company (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information relating to forty-two series of the Trust. The interactive data relates to four supplements filed with the Securities and Exchange Commission (“SEC”) on behalf of the Trust pursuant to Rule 497(e) on June 7, 2017.

The Prospectuses and Statements of Additional Information relating to the series were filed February 28, 2017 with the SEC via electronic transmission as part of Post-Effective Amendment No. 230 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please contact me at (415) 262-4518 or John V. O’Hanlon, Esq. at (617) 728-7111 if you have any questions concerning this filing.

Very truly yours,

/s/ Kirsten S. Linder
Kirsten S. Linder

cc:	John V. O’Hanlon, Esq.
Mary Beth Rhoden Albaneze, Esq.